Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Marriott International, Inc.
Puerto Rico Retirement Plan
EIN: 74-3052234; Plan No.: 001

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost**	(e) Current Value

	Separately Managed Account			$4,057,218
*	Marriott International, Inc.	Marriott International, Inc. Common Stock Fund	**	4,057,218

	Mutual Funds			21,349,186
	Vanguard	Vanguard Treasury Money Market Fund	**	3,769,495
	Vanguard	Vanguard Target Retirement Income Fund	**	1,377
	Vanguard	Vanguard Target Retirement 2020 Fund	**	138,860
	Vanguard	Vanguard Target Retirement 2025 Fund	**	876,488
	Vanguard	Vanguard Target Retirement 2030 Fund	**	1,202,627
	Vanguard	Vanguard Target Retirement 2035 Fund	**	1,223,447
	Vanguard	Vanguard Target Retirement 2040 Fund	**	1,219,696
	Vanguard	Vanguard Target Retirement 2045 Fund	**	930,444
	Vanguard	Vanguard Target Retirement 2050 Fund	**	961,944
	Vanguard	Vanguard Target Retirement 2055 Fund	**	554,181
	Vanguard	Vanguard Target Retirement 2060 Fund	**	209,471
	Vanguard	Vanguard Target Retirement 2065 Fund	**	178,934
	Vanguard	Vanguard Target Retirement 2070 Fund	**	15,873
	Dodge & Cox	Dodge & Cox Income Fund Class X	**	1,416,662
	Dodge & Cox	Dodge & Cox Stock Fund Class X	**	2,139,664
	T. Rowe Price	T. Rowe Price Mid-Cap Growth Fund	**	1,504,539
	American Funds EuroPacific	American Funds EuroPacific Growth Fund® Class R-6	**	1,185,034
	American Beacon	American Beacon Small Cap Value Fund R6 Class	**	906,161
*	Fidelity	Fidelity Blue Chip Growth K6 Fund	**	2,914,289

	Common Collective Trust			4,390,613
*	Northern Trust Investments, Inc.	Northern Trust Collective S&P 500 Index Fund - DC - Non-Lending	**	4,390,613

				$29,797,017
 * Party-in-interest to the Plan
**Cost information not required